Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

Note 5 - Notes Payable

Notes payable are as follows:

	September 30, 2013	December 31, 2012
LWM, LLC, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York) for the first day of the calendar year, 1.0% at September 30, 2013; unsecured; due on September 5, 2016	$166,284	$-

D. Wood Holdings, LLC, payable without interest (interest imputed at 1.71%); unsecured; due on demand; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York)	-	131,279

Spark Assembly, LLC, payable without interest (interest imputed at 1.71%); unsecured; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York)	-	34,992

New Mexico Community Development Loan Fund, payable with interest at 8.0%; monthly payments of $690; due March of 2015; secured by vehicle	-	16,972

Silicon Valley Bank, term loan with interest at 2.5% above the bank's prime rate, 5.75% at December 31, 2012; payable in interest only for the first three months, then principal and interest payments in 36 equal monthly installments beginning in April of 2012; secured by various collateral as described in security agreement	-	375,000
Total notes payable	166,284	558,243
Less current portion	-	171,270
Long-term portion	$166,284	$386,973

In June 2012, the Company received financing in the amount of $750,000 in exchange for convertible notes that were convertible into common stock of the Company. Interest was compounded annually at a rate of 8% and was due with principal in October 2012 upon the maturity of the notes. In October 2012, the notes and accrued interest of $12,132 were converted to 457,872 shares of common stock. Upon conversion, the Company recorded $254,000 of additional interest expense which was equal to the intrinsic value of the beneficial conversion feature.

In August 2013, the Company received $1,750,000 through the issuance of a convertible note (the "Convertible Note") and a warrant to purchase 87,500 shares of common stock to a third party investor (the "Holder"). The Company estimated the fair value of the warrant using the Black-Scholes option-pricing model to be $90,000, which was amortized to interest expense during the three and nine months ended September 30, 2013. The Convertible Note bore interest at a rate of 8% per annum and was due in full on the earlier of July 1, 2014 or the closing date of a change in control of the Company, unless earlier converted into common stock of the Company. The warrant expires in 3 years from the date of its issuance. Pursuant to the terms of the Convertible Note, it automatically converted into common stock of the Company on the first day that the Company's securities became publicly traded (the "IPO") at a conversion price of 85% of the price per share at which securities are to be sold in the IPO. In conjunction with the reverse merger, the Convertible Note converted into 686,275 shares of common stock. Upon conversion, the Company recorded $390,000 of additional interest expense which was equal to the intrinsic value of the beneficial conversion feature.

In consideration for entering into the Convertible Note, the Company granted the Holder the sole and exclusive right to market, for the purpose of sale, certain of its products (PCI plugs designed for natural gas fueled internal combustion engines) in all countries of North America.

In August 2013, the Company used a portion of Convertible Note proceeds to repay the outstanding balances of debt to New Mexico Community Development Loan Fund and Silicon Valley Bank.

In September 2013, the Company and both D. Wood Holdings, LLC and Spark Assembly, LLC, agreed to consolidate the respective notes under a new note payable to LWM, LLC.

5. Long-Term Debt

Long-term debt consists of the following:

	2012	2011
D. Wood Holdings, LLC, payable without interest (interest imputed at 1.71%); unsecured; due on demand; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York); as a result of this refinancing this loan has been classified as a long term liability as of December 31, 2012	$131,279	$131,279
Spark Assembly, LLC, payable without interest (interest imputed at 1.71%); unsecured; refinanced on September 5, 2013 to extend the maturity date to September 5, 2016, with an annual interest rate equal to the Federal Funds Rate (as announced by the Federal Reserve Bank of New York); as a result of this refinancing this loan has been classified as a long term liability as of December 31, 2012	34,992	34,992
New Mexico Community Development Loan Fund, payable with interest at 8.0%; monthly payments of $690, due March of 2015, note is secured by vehicle	16,972	-
Silicon Valley Bank, term loan with interest at 2.5% above the bank's prime rate, 5.75% at December 31, 2012; payable in interest only for the first three months, then principal and interest payments in 36 equal monthly installments beginning in April of 2012, secured by various collateral as described in security agreement; repaid in full in August 2013 in connection with $1.75 million debt financing, See Note 16	375,000	500,000
	558,243	666,271
Current portion	171,270	117,053
Long-term portion	$386,973	$549,218

Principal maturities on installment debt are as follows:

2013	$171,270
2014	181,575
2015	39,127
2016	166,271
Total	$558,243

The term loan with Silicon Valley Bank requires the Company to maintain various operating and financial covenants, including an adjusted quick ratio covenant. Failure to comply with these covenants may result in the bank declaring any of its loans to be due and payable in full. As of December 31, 2012, the Company was in compliance with these covenants.